Note 29 - Employee Benefit Expense	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
29.	Employee benefit expense

	Year ended December 31,
	2025			2024			2023
	Cost of revenue	Operating expenses	Total	Cost of revenue	Operating expenses	Total	Cost of revenue	Operating expenses	Total
Wages and salaries	$3,003,663	$7,757,383	$10,761,046	$3,216,156	$5,117,621	$8,333,777	$4,106,694	$7,441,259	$11,547,953
Labor and health insurance fees	203,615	592,052	795,667	244,552	466,853	711,405	84,518	848,795	933,313
Pension	116,090	238,252	354,342	114,287	172,493	286,780	54,565	315,998	370,563
Share-based compensation expenses	-	4,768,696	4,768,696	-	201,908	201,908	-	1,077,176	1,077,176
Other personnel expenses	28,467	209,555	238,022	4,505	154,471	158,976	3,243	204,653	207,896
	$3,351,835	$13,565,938	$16,917,773	$3,579,500	$6,113,346	$9,692,846	$4,249,020	$9,887,881	$14,136,901